DEBT DISCOUNT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Discount
DEBT DISCOUNT

NOTE 11 – DEBT DISCOUNT

The Company recorded the debt discount to the extent of the gross proceeds raised and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

Debt discount amounted to $280,700 and $742 as of September 30, 2024 and December 31, 2023, respectively.

The Company recorded the amortization of debt discount of $108,835 and $318,315 for the nine months ended September 30, 2024 and 2023, respectively.

NOTE 11 – DEBT DISCOUNT

The Company recorded the debt discount to the extent of the gross proceeds raised and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

Debt discount amounted to $742 and $387,814 as of December 31, 2023 and 2022, respectively.

The Company recorded the amortization of debt discount of $387,072 and $303,198 for the years ended December 31, 2023 and 2022, respectively.